Consolidated Statements of Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING INCOME
Interest income and inflation	$ 4,094,817	$ 4,403,991	$ 4,086,656
Interest expense and inflation	(2,308,031)	(3,310,942)	(2,516,544)
Net interest income	1,786,786	1,093,049	1,570,112
Fee and commission income	960,168	848,513	729,063
Fee and commission expense	(413,102)	(345,873)	(321,794)
Net fee and commission income	547,066	502,640	407,269
Net income from financial operations:
Net income/(expense) from financial assets and liabilities for trading	85,013	91,761	78,191
Net income from derecognising financial assets and liabilities at amortised cost and financial assets at fair value through other comprehensive income	(37,068)	(120,934)	(1,628)
Net income from exchange, adjustment and hedge accounting of foreign exchange	202,574	331,628	140,615
Net income from financial operations	250,519	302,455	217,178
Income from investments in associates and other companies	10,436	8,763	10,310
Net income from non-current assets and groups available for sale not admissible as discontinued operations	4,049	13,154	8,518
Other operating income	8,048	3,807	5,539
TOTAL OPERATING INCOME	2,606,904	1,923,868	2,218,926
Personnel salaries and expenses	(398,819)	(412,275)	(414,808)
Administrative expenses	(366,431)	(320,111)	(310,219)
Depreciation and amortisation	(141,435)	(143,762)	(129,993)
Impairment of non-financial assets	(1,295)	(1,912)	0
Other operating expenses	(114,739)	(31,638)	(106,306)
TOTAL OPERATING EXPENSES	(1,022,719)	(909,698)	(961,326)
NET OPERATING INCOME BEFORE CREDIT LOSSES	1,584,185	1,014,170	1,257,600
Provisions for loan losses for interbank loans and account receivable from customers	(660,814)	(453,458)	(441,396)
Provisions for loan losses for contingent loans and others	2,902	24,363	(5,189)
Recovery of loans previously charged-off	153,944	107,069	90,577
Provision for loan losses for other financial assets at amortised cost and financial assets at fair value through OCI	(622)	(759)	(486)
Provision for loan losses	(504,590)	(322,785)	(356,494)
NET OPERATING INCOME BEFORE INCOME TAX	1,079,595	691,385	901,106
Income tax expense	(219,745)	(97,548)	(93,624)
Result of continuing operations	859,850	593,837	807,482
Result of discontinued operations	0	0	0
NET INCOME FOR THE YEAR	859,850	593,837	807,482
Attributable to:
Shareholders of the Bank	852,964	579,427	792,276
Non-controlling interest	$ 6,886	$ 14,410	$ 15,206
Earnings per share from continued operations attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	$ 4.526	$ 3.075	$ 4.204
Diluted earnings (in Pesos per share)	4.526	3.075	4.204
Earnings per share attributable to shareholders of the Bank:
Basic earnings (in Pesos per share)	4.526	3.075	4.204
Diluted earnings (in Pesos per share)	$ 4.526	$ 3.075	$ 4.204